ACCOUNTS RECEIVABLE (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE
Accrued receivables	136,949	122,482
Accounts receivable - trade	41,618	36,034
Current income tax receivable	23,900	9,371
Allowance for doubtful accounts	(2,722)	(2,796)
Total accounts receivable	199,745	165,091